Offsets	May 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Insmed Incorporated
Form or Filing Type	S-3
File Number	333-272088
Initial Filing Date	Feb. 22, 2024
Fee Offset Claimed	$ 0
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 128,660,000
Termination / Withdrawal Statement

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of the registration fees for these securities, except for $18,990.21 that the registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3 (File No. 333-272088), which became automatically effective on May 19, 2023 (the “Prior Registration Statement”) and a related prospectus supplement filed pursuant to Rule 424(b)(5) of the Securities Act on February 22, 2024, having an initial aggregate offering price of $500,000,000. The registrant has terminated or completed the offering that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the registrant will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Insmed Incorporated
Form or Filing Type	S-3
File Number	333-272088
Filing Date	Feb. 22, 2024
Fee Paid with Fee Offset Source	$ 18,990.21